Commitments and Contingencies (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 11, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Operating lease costs			$ 13,859	$ 12,974	$ 41,225	$ 38,921
Issuance of common stock					$ 480,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in Shares)					513,000	0
Exercisse price					$ 1,131,771
Contingent payments			43,581		43,581		$ 43,581
Business Combination, Contingent Consideration, Liability			2,117,142		2,117,142
Extended additional term		extended for an additional one year term until March 31, 2024
Operating lease liabilities			26,800		26,800		13,000	$ 46,795
Long-term operating lease liabilities								13,000
Right of use of asset			26,534		26,534		12,647	58,667
Rent expenses							51,894	51,894
Non-qualified option to purchase of common stock							40,000
Restricted stock Units							40,000
Maximum amount of IPO								$ 520,000
Due amount							305,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Business Combination, Contingent Consideration, Liability			$ 10,000,000		10,000,000
Cheryl Xu [Member] | Board of Directors Chairman [Member]
Commitments and Contingencies (Details) [Line Items]
Cash compensation					11,250
Issuance of common stock	$ 10,000						50,000
Cheryl Xu [Member] | Board of Directors Chairman [Member] | non-qualified option [Member]
Commitments and Contingencies (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in Shares)	9,434
Non-qualified option to purchase of common stock							50,000
Paul Field [Member] | Board of Directors Chairman [Member]
Commitments and Contingencies (Details) [Line Items]
Cash compensation					11,250
Exercisse price	$ 5.3
Paul Field [Member] | Board of Directors Chairman [Member] | non-audit committee [Member]
Commitments and Contingencies (Details) [Line Items]
Cash compensation					1,250		1,250
Charles Allen [Member] | Board of Directors Chairman [Member]
Commitments and Contingencies (Details) [Line Items]
Cash compensation					11,250
Issuance of common stock	100
Charles Allen [Member] | Board of Directors Chairman [Member] | Audit committee [Member]
Commitments and Contingencies (Details) [Line Items]
Cash compensation					2,000		2,000
Charles Allen [Member] | Board of Directors Chairman [Member] | non-qualified option [Member]
Commitments and Contingencies (Details) [Line Items]
Exercisse price	$ 5.3
Stephen Toovey [Member] | Board of Directors Chairman [Member]
Commitments and Contingencies (Details) [Line Items]
Cash compensation					11,250		$ 11,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in Shares)	7,547
Stephen Toovey [Member] | Board of Directors Chairman [Member] | non-audit committee [Member]
Commitments and Contingencies (Details) [Line Items]
Cash compensation					$ 1,250
Stephen Toovey [Member] | Restricted Stock [Member] | Board of Directors Chairman [Member] | non-qualified option [Member]
Commitments and Contingencies (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in Shares)	8,000